Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,349,002)	$ (919,198)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Depreciation expense	27,311	20,969
Bad debt expense		4,126
Loss on equity method investment controlled by major shareholders	61,876
Changes in operating assets and liabilities:
Prepaid rent	(17,373)
Security deposit	(14,073)	(26,169)
Prepaid expenses and other current assets	(62,644)	(56,637)
Deferred revenue	82,123
Salary payable	91,667	16,870
Accrued liabilities and other payables	309,762	(1,195)
NET CASH USED IN OPERATING ACTIVITIES	(1,870,353)	(961,234)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(23,863)	(6,356)
Repayment of advances to related parties		391,747
Payment in equity method investment	(42,450)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(66,313)	385,391
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash contribution from shareholders	1,661,420
Capital contribution from shareholders	5,448	66,649
Advances from related parties	206,205
Repayments to related parties	(24,179)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,848,894	66,649
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(56,164)	27,388
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(143,936)	(481,806)
CASH AND CASH EQUIVALENTS - beginning of year	237,561	719,367
CASH AND CASH EQUIVALENTS - end of year	93,625	237,561
Cash paid for:
Interest
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Repurchase of common stock on credit as due to related parties	36,000
Expense paid by related parties on behalf of the Company	$ 26,480